Income Taxes	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 4. INCOME TAXES

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the net deferred taxes, as of June 30, 2015, are as follows:

	2015	2014
Total Deferred Tax Asset	$280,000	$1,200
Valuation Allowance	(280,000)	(1200)
Total Net Deferred Tax Assets	$-	$-

	2015	2014
Tax at US Statutory Rate	35%	35%
State Tax Rate (net of federal benefits)	5%	5%
Total Valuation Allowance	40%	40%